Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Deferred Policy Acquisition Costs	Deferred Policy Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred policy acquisition costs for the twelve months ended December 31, 2020 and 2019:

	Twelve Months Ended December 31, 2020	Twelve Months Ended December 31, 2019
	($ in millions)
Balance at the beginning of the period	$291.1	$248.5
Acquisition costs deferred	481.2	455.3
Amortization of deferred policy acquisition costs	(465.7)	(412.7)
Balance at the end of the period	$306.6	$291.1